Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

December 20, 2017
Re:    Allianz Life Insurance Company of New York
File No. 333-215104
Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 1 to the above referenced Registration Statement on Form S-1. The primary purpose of this filing is to provide updated non-material disclosure.  Primary prospectus updates include clarifications and updates to the following sections:
•	Summary – availability of certain product features
•	Death Benefit Payment Options
•	Privacy Notice
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2017, will be provided by an additional post-effective amendment.
If the enclosed Registration Statement filed on Form S-1 for the above-referenced Registrant were eligible for filing pursuant to Securities Act Rule 485 then it would be eligible for filing under Rule 485(b), and there is no disclosure that would make it ineligible to become effective.
For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement amendment is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of New York

By: /s/ Stewart D. Gregg
            Stewart D. Gregg